Long-Term Debt and Lines of Credit (Schedule of Principal Payments of the Term Loan) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total	$ 91,250	$ 147,500
Medium-term Notes [Member]
Debt Instrument [Line Items]
2016	7,500
2017	8,750
2018	10,000
2019	65,000
Total	$ 91,250	$ 97,500